Business combination - Beijing AomeiYixin (Details) - CNY (¥)	Jan. 01, 2021	May 30, 2022
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		¥ 119,000
Cash flows from investing activities
Cash consideration		(1,000,000)
Cash and cash equivalents		¥ 119,000
Beijing Aomei
Business combination
Percentage of share capital acquired	95.00%
Consideration paid	¥ 11,500,000
Goodwill	8,397,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	27,000
Intangible assets	2,419,000
Trade receivables and other receivables	1,113,000
Inventories	57,000
Property, plant and equipment	2,743,000
Trade payables and other payables	(122,000)
Lease liabilities	(2,362,000)
Deferred income tax liabilities	(600,000)
Current income tax liabilities	(9,000)
Non-controlling interest	(163,000)
Net identifiable assets acquired	3,103,000
Add: goodwill	8,397,000
Net assets acquired	11,500,000
Cash flows from investing activities
Cash and cash equivalents	27,000
Net inflow of cash and cash equivalents included in cash flows from investing activities	27,000
Revenue since acquisition	4,877,000
Net profit (loss) since acquisition	¥ 7,566,000